SCHEDULE OF FAIR VALUE OF WARRANT (Details) - Key Mining Corp [Member]	May 01, 2023
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Measurement input	0.25
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Measurement input	0.45
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Term	5 years
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Measurement input	152.6
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Measurement input	3.27